Income Tax (Tables)	12 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Schedule of major components of income tax (expense) benefit	The major components of income tax expense for the fiscal years ended 2021, 2020 and 2019 are as follows:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Current income tax:
Current income tax charge	$(74,126)	$(25,715)	$(15,788)
Adjustments in respect of current income tax of previous years	702	1,276	(361)
Deferred tax:
Benefit relating to origination and reversal of temporary differences	11,422	18,702	30,417
Adjustments in respect of temporary differences of previous years	351	1,292	(46,333)
Income tax expense	$(61,651)	$(4,445)	$(32,065)

Schedule of reconciliation of income tax (expense) benefit
A reconciliation between income tax expense and the product of accounting loss multiplied by the U.K.'s domestic tax rate for the fiscal years ended 2021, 2020 and 2019, is as follows:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Loss before income tax expense	$(634,664)	$(346,209)	$(605,556)
At the United Kingdom's statutory income tax rate of 19% in fiscal years 2021, 2020 and 2019	120,586	65,688	115,031
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	7,693	6,816	660
Non-deductible charges relating to exchangeable senior notes	(149,265)	(80,262)	(104,445)
Share-based payment	(14,674)	(10,619)	(3,729)
Foreign tax credits not utilized	(166)	(93)	—
Foreign tax paid	15,797	4,765	—
Foreign tax rate differential	(9,008)	1,416	1,685
Adjustment to unrecognized deferred tax balance	(37,062)	8,835	6,337
Other items, net	3,395	(3,559)	(910)
	(62,704)	(7,013)	14,629
Adjustments in respect to current income tax of previous years	702	1,276	(361)
Adjustments in respect to deferred income tax of previous years	351	1,292	(46,333)
Income tax expense	$(61,651)	$(4,445)	$(32,065)

Schedule of reconciliation of deferred tax assets, net	Details of deferred taxes, recognized and unrecognized:

	As of June 30,
	2021	2020
	(U.S. $ in thousands)
Depreciation for tax purposes	$275	$500
Provisions, accruals and prepayments	(1,427)	152
Deferred revenue	(948)	697
Unrealized foreign currency exchange losses (gains)	9	(1,414)
Unrealized investment gains	(23,150)	(26,133)
Carried forward tax losses	7,610	5,893
Carried forward tax credits—credited to profit and loss	9,129	3,571
Intangible assets	15,555	17,538
Tax benefit from share plans—income	1,143	1,012
Tax benefit from share plans—equity	733	1,230
Other, net	620	1,001
Deferred tax assets, net	$9,549	$4,047
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	$36,174	$35,351
Deferred tax liabilities	(26,625)	(31,304)
Deferred tax assets, net	$9,549	$4,047
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	$9,747	$7,197
Provisions, accruals and prepayments	45,711	19,561
Deferred revenue	86,722	45,874
Unrealized foreign currency exchange gains	3,569	92
Unused tax losses	814,106	616,667
Intangible assets	1,682,610	1,818,086
Tax benefit from share plans- income	69,113	54,066
Tax benefit from share plans- equity	74,631	89,151
Capital loss	—	1,291
Carried forward tax credits- credited to profit and loss	100,251	70,259
Unrealized loss on investments	1,541	—
Other, net	28,063	10,787
	$2,916,064	$2,733,031
Details of deferred tax benefits and expenses:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Depreciation for tax purposes	$(215)	$465	$(2,564)
Provisions, accruals and prepayments	(1,843)	240	(7,164)
Deferred revenue	(1,198)	3,775	(23,932)
Unrealized foreign currency exchange losses (gains)	1,422	(986)	(101)
Unrealized investment losses (gains)	5,269	421	(405)
Carried forward tax losses (gains)	1,970	3,430	(409)
Carried forward tax credits—credited to profit and loss	5,555	1,055	(3,005)
Intangible assets	44	9,445	13,095
Tax benefit from share plans—income	162	459	331
Tax benefit (expense) from share plans—equity	(704)	(91)	300
Deferred foreign taxes	—	—	10,605
Other, net	1,311	1,781	(2,667)
Deferred tax benefit (expense)	$11,773	$19,994	$(15,916)
Reconciliation of net deferred tax assets:

	2021	2020
	(U.S. $ in thousands)
Balance at the beginning of	$4,047	$3,212
Deferred tax expense for the year	11,773	19,994
Debited to equity	(6,147)	(17,867)
Impact from business combinations	(97)	(1,401)
Currency revaluation impact	(27)	109
Balance at the end of	$9,549	$4,047

Schedule of current and net deferred tax recognized directly in equity

	2021	2020
	(U.S. $ in thousands)
Amounts recognized directly in equity:
Net deferred tax—debited directly to equity	$(6,147)	$(17,867)

Schedule of losses and credits available for offsetting future profit and taxes	The Group has the following losses and credits available for offsetting future profit and taxes:

	Expiration	Amount carried forward	Amount recognized as of June 30, 2021
		(U.S. $ in thousands)
U.S. net operating loss (Pre - 2017 Tax Reform)	June 30, 2031 - December 30, 2038	$137,123	$266
U.S. net operating loss (Post - 2017 Tax Reform)	None	3,433,815	6,659
State net operating loss- various states	June 30, 2024 - June 30, 2040	1,090,281	600
U.K. net operating loss	None	4,338	—
U.S. research and development credits	June 30, 2030 - June 30, 2040	70,589	651
State research and development credits- California	None	37,299	257
State research and development credits- Texas	June 30, 2036 - June 30, 2040	4,720	4,720
Australia capital loss	None	4,637	—
State enterprise zone credits	June 30, 2020 - June 30, 2024	260	2
India alternative minimum tax credits	March 30, 2036	3,498	3,498
Poland research and development credits	June 30,2026	728	—